UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Management’s Discussion and Analysis:
Davis Value Portfolio	2
Davis Financial Portfolio	3
Davis Real Estate Portfolio	4

Fund Overview:
Davis Value Portfolio	8
Davis Financial Portfolio	9
Davis Real Estate Portfolio	10

Expense Example	11

Schedule of Investments:
Davis Value Portfolio	13
Davis Financial Portfolio	20
Davis Real Estate Portfolio	23

Statements of Assets and Liabilities	27

Statements of Operations	28

Statements of Changes in Net Assets	29

Notes to Financial Statements	31

Financial Highlights:
Davis Value Portfolio	37
Davis Financial Portfolio	38
Davis Real Estate Portfolio	39

Fund Information	40

Director Approval of Advisory Agreements	41

Directors and Officers	45

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis

Davis Value Portfolio

Davis Value Portfolio decreased by 11.33% on net asset value for the six-month period ended June 30, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) decreased by 11.91%. Energy and materials were the only sectors3 within the Index that earned positive returns, with all other sectors, and especially financials, turning in negative returns.

Key Contributors to Performance

Energy companies were the most important contributors4 to the Portfolio’s performance over the six-month period. The Portfolio’s energy companies out-performed the corresponding sector within the Index (up 18% versus up 9% for the Index) and the Portfolio also benefited from a higher relative average weighting in this sector (17% versus 14% for the Index). ConocoPhillips5, Occidental Petroleum, Devon Energy, EOG Resources, and Canadian Natural Resources were among the top contributors to performance. China Coal Energy was among the top detractors from performance.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 14% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio declined in value, but still out-performed the Index over the period.

Key Detractors from Performance

The Portfolio’s financial companies out-performed the corresponding sector within the Index (down 24% versus down 30% for the Index), but were still the largest detractors from performance. A higher relative average weighting in this sector (32% versus 17% for the Index) detracted from both absolute and relative performance. While Tokio Marine Holdings (formerly Millea Holdings) and Visa were among the top contributors to performance, American International Group, Wachovia, American Express, Berkshire Hathaway, and JPMorgan Chase were among the top detractors from performance.

The Fund’s information technology companies under-performed the corresponding sector within the Index (down 17% versus down 13% for the Index). Iron Mountain and Microsoft were among the top detractors from performance.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

Davis Financial Portfolio

Davis Financial Portfolio decreased by 20.60% on net asset value for the six-month period ended June 30, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) decreased by 11.91%. Financial companies as a whole turned in the weakest performance of the sectors3 within the Index. The banking, diversified financial, real estate, and insurance industry groups of the Index all turned in negative performance.

Key Contributors to Performance

While the Fund’s overall holdings of financial companies declined over the six-month period, individual financial companies making positive contributions4 to the Fund’s performance included two diversified financial companies, Visa5 and Goldman Sachs, and two insurance companies, FPIC Insurance Group and Progressive.

Non-financial companies making positive contributions to performance included Canadian Natural Resources and H&R Block.

Key Detractors from Performance

The Portfolio’s banking companies under-performed the corresponding industry group within the Index (down 51% versus down 36% for the Index). State Bank of India was among the top detractors from performance.

The Portfolio’s diversified financial companies out-performed the corresponding industry group within the Index (down 23% versus down 31% for the Index). JPMorgan Chase, American Express, First Marblehead, Merrill Lynch, and Bank of New York Mellon were among the top detractors from performance.

The Portfolio’s insurance companies out-performed the corresponding industry group within the Index (down 24% versus down 28% for the Index). American International Group, Transatlantic Holdings, Markel, and China Life were among the top detractors from performance.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 19% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio under-performed the Index over the period.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

Davis Real Estate Portfolio

Davis Real Estate Portfolio decreased by 8.05% on net asset value for the six-month period ended June 30, 20081. Over the same time period, the Dow Jones Wilshire Real Estate Securities Index2 (“Index”) decreased by 3.41%. Five of the seven sub-industries3 within the Index delivered negative returns, with industrial REITs, real estate management & development, and specialized REITs turning in the weakest performance. Diversified REITs and residential REITs delivered positive returns.

Key Contributors to Performance

The Portfolio’s residential REITs out-performed the corresponding sub-industry within the Index (up 5% versus up 4% for the Index). Essex Property5 and American Campus Communities were among the top contributors4 to performance.

Office REITs, representing the Portfolio’s largest holdings over the period (27% versus 16% for the Index), out-performed the corresponding sub-industry within the Index (down 2% versus down 3% for the Index). Digital Realty and Corporate Office Properties were among the top contributors to performance while Derwent London was among the top detractors.

Toll Brothers was the single most important contributor to the Portfolio’s performance. Other companies among the top contributors to the Portfolio’s performance included Cousins Properties and Cogdell Spencer. The Portfolio no longer owns Toll Brothers.

Key Detractors from Performance

Real estate management & development companies as a whole were the most important detractors from the Portfolio’s performance. The Portfolio’s real estate management & development companies under-performed the corresponding sub-industry within the Index (down 25% versus down 6% for the Index). A higher relative average weighting in this sub-industry (12% versus 2% for the Index) detracted from both absolute and relative performance. Forest City Enterprises and Minerva were among the top detractors from performance.

Ambac Financial Group was the single most important detractor from the Portfolio’s performance. Other companies among the top detractors from the Portfolio’s performance included Ventas, Gramercy Capital, Alexander & Baldwin, Regency Centers, and Kimco Realty. The Portfolio no longer owns Ambac Financial Group.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 8% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio under-performed the Index over the period.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small- and medium-capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

1   Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended June 30, 2008 and the annualized operating gross expense ratios for the six months ended June 30, 2008:

			INCEPTION	EXPENSE
PORTFOLIO NAME	1-YEAR	5-YEAR	(July 1, 1999)	RATIO
Davis Value Portfolio	(13.39)%	8.81%	4.08%	0.81%
Davis Financial Portfolio	(27.84)%	4.31%	2.65%	0.87%
Davis Real Estate Portfolio	(18.16)%	13.55%	11.43%	0.95%

			PORTFOLIOS’
BENCHMARK INDEX	1-YEAR	5-YEAR	INCEPTION
			(July 1, 1999)
Standard & Poor’s 500® Index	(13.12)%	7.58%	0.82%
Dow Jones Wilshire Real Estate Securities Index	(15.42)%	14.87%	13.21%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The annualized operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.  The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

3   The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector. The companies included in the Dow Jones Wilshire Real Estate Securities Index are divided into seven sub-industries.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

4   A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5   This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Portfolio’s holdings of each company discussed.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS VALUE PORTFOLIO

At June 30, 2008 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	84.06%	Energy	21.14%	16.21%
Common Stock (Foreign)	14.17%	Insurance	14.09%	3.52%
Convertible Bonds	0.32%	Diversified Financials	12.81%	6.85%
Short Term Investments	1.73%	Information Technology	9.34%	16.43%
Other Assets & Liabilities	(0.28)%	Food & Staples Retailing	6.92%	2.76%
	100.00%	Food, Beverage & Tobacco	6.04%	5.57%
		Media	5.64%	2.85%
		Materials	4.33%	3.90%
		Health Care	3.42%	11.91%
		Other	2.74%	9.93%
		Transportation	2.74%	2.12%
		Banks	2.63%	2.66%
		Capital Goods	2.44%	8.51%
		Retailing	2.14%	2.54%
		Household & Personal Products	1.43%	2.45%
		Automobiles & Components	1.12%	0.42%
		Consumer Services	1.03%	1.37%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Costco Wholesale Corp.	Food & Staples Retailing	5.08%
ConocoPhillips	Energy	4.61%
Occidental Petroleum Corp.	Energy	4.14%
Devon Energy Corp.	Energy	4.04%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.85%
EOG Resources, Inc.	Energy	3.79%
American Express Co.	Consumer Finance	3.26%
JPMorgan Chase & Co.	Diversified Financial Services	3.11%
Loews Corp.	Multi-Line Insurance	2.49%
Philip Morris International Inc.	Food, Beverage & Tobacco	2.47%

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS FINANCIAL PORTFOLIO

At June 30, 2008 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	78.68%	Diversified Financials	38.58%	6.85%
Common Stock (Foreign)	19.26%	Insurance	37.23%	3.52%
Short Term Investments	2.21%	Energy	9.41%	16.21%
Other Assets & Liabilities	(0.15)%	Banks	5.51%	2.66%
	100.00%	Commercial Services & Supplies	4.49%	0.49%
		Materials	2.46%	3.90%
		Consumer Services	2.32%	1.37%
		Information Technology	–	16.43%
		Health Care	–	11.91%
		Capital Goods	–	8.51%
		Food, Beverage & Tobacco	–	5.57%
		Other	–	22.58%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Transatlantic Holdings, Inc.	Reinsurance	10.23%
Canadian Natural Resources Ltd.	Energy	9.22%
American Express Co.	Consumer Finance	9.10%
Loews Corp.	Multi-Line Insurance	8.85%
Bank of New York Mellon Corp.	Capital Markets	5.01%
JPMorgan Chase & Co.	Diversified Financial Services	4.60%
D&B Corp.	Commercial Services & Supplies	4.40%
Markel Corp.	Property & Casualty Insurance	4.40%
Moody's Corp.	Diversified Financial Services	4.07%
Merrill Lynch & Co., Inc.	Capital Markets	4.00%

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS REAL ESTATE PORTFOLIO

At June 30, 2008 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Dow Jones Wilshire Real Estate Securities Index
Common Stock (U.S.)	85.95%
Common Stock (Foreign)	7.71%		Fund
Convertible Bonds	4.47%	Office REITs	29.42%	16.25%
Preferred Stock	0.22%	Retail REITs	15.02%	27.61%
Short Term Investments	1.14%	Residential REITs	11.55%	15.39%
Other Assets & Liabilities	0.51%	Real Estate Management & Development	11.46%	1.49%
	100.00%	Specialized REITs	11.36%	21.29%
		Industrial REITs	11.06%	9.82%
		Diversified REITs	6.94%	8.15%
		Transportation	3.19%	–
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Alexandria Real Estate Equities, Inc.	Office REITs	8.47%
Forest City Enterprises, Inc., Class A	Real Estate Management & Development	7.70%
Ventas, Inc.	Specialized REITs	7.51%
Digital Realty Trust, Inc.	Office REITs	7.24%
General Growth Properties, Inc.	Retail REITs	5.34%
Boston Properties, Inc.	Office REITs	5.11%
Cousins Properties, Inc.	Diversified REITs	5.04%
Corporate Office Properties Trust	Office REITs	4.66%
American Campus Communities, Inc.	Residential REITs	4.48%
ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 04/01/37	Industrial REITs	4.25%

DAVIS VARIABLE ACCOUNT FUND, INC.

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/08)	(06/30/08)	(01/01/08-06/30/08)
Davis Value Portfolio
Actual	$1,000.00	$886.74	$3.80
Hypothetical	$1,000.00	$1,020.84	$4.07
Davis Financial Portfolio
Actual	$1,000.00	$793.97	$3.84
Hypothetical	$1,000.00	$1,020.59	$4.32
Davis Real Estate Portfolio
Actual	$1,000.00	$919.54	$4.53
Hypothetical	$1,000.00	$1,020.14	$4.77

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). See page 12 for a description of the “Expense Example”. The annualized operating expense ratios for the six-month period ended June 30, 2008 are as follows:

Annualized
Expense Ratio**

Davis Value Portfolio	0.81%
Davis Financial Portfolio	0.86%
Davis Real Estate Portfolio	0.95%

** The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS VARIABLE ACCOUNT FUND, INC.

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Funds’ Expense Example. Please refer to this information when reviewing the Expense Example for each Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is from 01/01/08 to 06/30/08. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Funds. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (98.23%)
Consumer Discretionary - (10.17%)
Automobiles & Components – (1.10%)
163,400	Harley-Davidson, Inc.	$5,924,884

Consumer Durables & Apparel – (0.38%)
23,100	Garmin Ltd.	989,488
17,799	Hunter Douglas NV (Netherlands)	1,074,427

		2,063,915

Consumer Services – (1.02%)
256,340	H&R Block, Inc.	5,485,676

Media – (5.56%)
692,141	Comcast Corp., Special Class A	12,988,026
253,670	Grupo Televisa S.A., ADR (Mexico)	5,991,685
17,290	Liberty Media Corp. - Capital, Series A *	248,803
69,460	Liberty Media Corp. - Entertainment, Series A *	1,683,016
460,700	News Corp., Class A	6,928,928
10,282	Virgin Media Inc.	140,092
41,100	WPP Group PLC, ADR (United Kingdom)	1,969,512

		29,950,062

Retailing – (2.11%)
22,200	Amazon.com, Inc. *	1,627,149
129,515	Bed Bath & Beyond Inc. *	3,641,962
178,600	CarMax, Inc. *	2,534,334
86,550	Liberty Media Corp. - Interactive, Series A *	1,277,045
90,270	Lowe's Cos, Inc.	1,873,103
5,700	Sears Holdings Corp. *	420,090

		11,373,683

	TOTAL CONSUMER DISCRETIONARY	54,798,220

Consumer Staples - (14.18%)
Food & Staples Retailing – (6.82%)
389,700	Costco Wholesale Corp.	27,354,992
214,471	CVS Caremark Corp.	8,486,617
39,300	Whole Foods Market, Inc.	929,642

		36,771,251

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
Common Stock - (Continued)
Consumer Staples - (Continued)
Food, Beverage & Tobacco – (5.95%)
270,500	Altria Group, Inc.	$5,561,480
98,000	Diageo PLC, ADR (United Kingdom)	7,239,260
112,271	Heineken Holding NV (Netherlands)	5,150,938
25,300	Hershey Co.	829,334
269,100	Philip Morris International Inc.	13,290,849

		32,071,861

Household & Personal Products – (1.41%)
45,300	Avon Products, Inc.	1,631,706
97,920	Procter & Gamble Co.	5,954,515

		7,586,221

	TOTAL CONSUMER STAPLES	76,429,333

Energy - (20.83%)
107,800	Canadian Natural Resources Ltd. (Canada)	10,806,950
2,659,900	China Coal Energy Co. - H (China)	4,653,055
263,322	ConocoPhillips	24,854,964
181,170	Devon Energy Corp.	21,769,387
155,620	EOG Resources, Inc.	20,417,344
248,500	Occidental Petroleum Corp.	22,330,210
1,500	OGX Petroleo e Gas Participacoes S.A. * (Brazil)	1,188,323
41,044	Transocean Inc. *	6,254,695

	TOTAL ENERGY	112,274,928

Financials - (29.51%)
Banks – (2.59%)
	Commercial Banks – (2.59%)
39,676	Toronto-Dominion Bank (Canada)	2,470,625
187,644	Wachovia Corp.	2,914,111
360,500	Wells Fargo & Co.	8,561,875

		13,946,611

Diversified Financials – (12.62%)
	Capital Markets – (4.90%)
81,770	Ameriprise Financial, Inc.	3,325,586
178,400	Bank of New York Mellon Corp.	6,748,872
89,600	Brookfield Asset Management Inc., Class A (Canada)	2,915,584
35,070	E*TRADE Financial Corp. *	109,769

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
Common Stock - (Continued)
Financials - (Continued)
Diversified Financials – (Continued)
	Capital Markets – (Continued)
367,700	Merrill Lynch & Co., Inc.	$11,659,767
17,050	Morgan Stanley	614,993
16,130	State Street Corp.	1,032,159

		26,406,730

	Consumer Finance – (3.33%)
466,730	American Express Co.	17,581,719
26,550	Discover Financial Services	349,664

		17,931,383

	Diversified Financial Services – (4.39%)
114,743	Citigroup Inc.	1,923,093
489,168	JPMorgan Chase & Co.	16,783,354
111,630	Moody's Corp.	3,844,537
14,350	Visa Inc., Class A *	1,166,798

		23,717,782

		68,055,895

Insurance – (13.89%)
	Insurance Brokers – (0.72%)
84,400	Aon Corp.	3,877,336

	Life & Health Insurance – (0.40%)
32,380	Principal Financial Group, Inc.	1,358,988
19,900	Sun Life Financial Inc. (Canada)	814,905

		2,173,893

	Multi-line Insurance – (4.66%)
439,797	American International Group, Inc.	11,637,029
286,600	Loews Corp.	13,441,540

		25,078,569

	Property & Casualty Insurance – (7.23%)
87,329	Ambac Financial Group, Inc.	117,021
172	Berkshire Hathaway Inc., Class A *	20,769,000
315	Berkshire Hathaway Inc., Class B *	1,263,780
1,030	Markel Corp. *	378,010
43,800	MBIA Inc. *	192,282

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
Common Stock - (Continued)
Financials - (Continued)
Insurance – (Continued)
	Property & Casualty Insurance – (Continued)
366,100	NIPPONKOA Insurance Co., Ltd. (Japan)	$3,175,383
502,900	Progressive Corp. (Ohio)	9,414,288
93,900	Tokio Marine Holdings, Inc. (formerly Millea Holdings, Inc.) (Japan)	3,661,026

		38,970,790

	Reinsurance – (0.88%)
83,777	Transatlantic Holdings, Inc.	4,730,887

		74,831,475

Real Estate – (0.41%)
503,000	Hang Lung Group Ltd. (Hong Kong)	2,235,269

	TOTAL FINANCIALS	159,069,250

Health Care - (3.38%)
Health Care Equipment & Services – (2.93%)
79,350	Cardinal Health, Inc.	4,092,873
99,324	Covidien Ltd.	4,756,626
61,180	Express Scripts, Inc. *	3,838,739
116,900	UnitedHealth Group Inc.	3,068,625

		15,756,863

Pharmaceuticals, Biotechnology & Life Sciences – (0.45%)
37,700	Johnson & Johnson	2,425,618

	TOTAL HEALTH CARE	18,182,481

Industrials - (6.09%)
Capital Goods – (2.41%)
237,500	General Electric Co.	6,338,875
24,000	Siemens AG, Registered (Germany)	2,664,727
99,174	Tyco International Ltd.	3,970,927

		12,974,529

Commercial Services & Supplies – (0.99%)
60,700	D&B Corp.	5,319,748

Transportation – (2.69%)
71,600	Asciano Group (Australia)	238,178
1,240,900	China Merchants Holdings International Co., Ltd. (China)	4,798,247
856,000	China Shipping Development Co. Ltd. - H (China)	2,568,906
939,200	Cosco Pacific Ltd. (China)	1,539,386

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO - (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
Common Stock - (Continued)
Industrials - (Continued)
Transportation – (Continued)
27,100	Kuehne & Nagel International AG, Registered (Switzerland)	$2,574,573
97,481	Toll Holdings Ltd. (Australia)	562,570
36,650	United Parcel Service, Inc., Class B	2,252,875

		14,534,735

	TOTAL INDUSTRIALS	32,829,012

Information Technology - (9.21%)
Semiconductors & Semiconductor Equipment – (0.97%)
186,300	Texas Instruments Inc.	5,246,208

Software & Services – (4.33%)
50,200	eBay Inc. *	1,371,213
6,160	Google Inc., Class A *	3,246,228
263,899	Iron Mountain Inc. *	7,006,519
424,410	Microsoft Corp.	11,688,251

		23,312,211

Technology Hardware & Equipment – (3.91%)
171,050	Agilent Technologies, Inc. *	6,079,117
122,500	Cisco Systems, Inc. *	2,850,575
204,900	Dell Inc. *	4,486,285
90,470	Hewlett-Packard Co.	3,999,679
101,744	Tyco Electronics Ltd.	3,644,470

		21,060,126

	TOTAL INFORMATION TECHNOLOGY	49,618,545

Materials - (4.26%)
71,300	BHP Billiton PLC (United Kingdom)	2,726,762
46,580	Martin Marietta Materials, Inc.	4,825,222
25,800	Rio Tinto PLC (United Kingdom)	3,088,008
386,910	Sealed Air Corp.	7,355,159
129,200	Sino-Forest Corp. * (Canada)	2,262,933
45,490	Vulcan Materials Co.	2,719,392

	TOTAL MATERIALS	22,977,476

Telecommunication Services - (0.60%)
339,560	Sprint Nextel Corp. *	3,225,820

	TOTAL TELECOMMUNICATION SERVICES	3,225,820

	TOTAL COMMON STOCK - (Identified cost $387,087,771)	529,405,065

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
CONVERTIBLE BONDS - (0.32%)
Telecommunication Services - (0.32%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	$1,738,000

	TOTAL CONVERTIBLE BONDS - (Identified cost $1,600,000)	1,738,000

SHORT TERM INVESTMENTS - (1.73%)
3,177,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $3,177,247
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $3,240,540)	3,177,000
3,177,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $3,177,216
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $3,240,540)	3,177,000
847,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $847,052
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $863,940)	847,000
2,106,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $2,106,152
	(collateralized by : U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $2,148,120)	2,106,000

	TOTAL SHORT TERM INVESTMENTS - (Identified cost $9,307,000)	9,307,000

	Total Investments - (100.28%) - (identified cost $397,994,771) - (a)	540,450,065
	Liabilities Less Other Assets - (0.28%)	(1,516,644)

	Net Assets - (100.00%)	$538,933,421

ADR: American Depositary Receipt

*	Non-Income producing security.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO - (Continued)

June 30, 2008 (Unaudited)

(a)	Aggregate cost for Federal Income Tax purposes is $398,288,248. At June 30, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

	Unrealized appreciation	$187,524,397
	Unrealized depreciation	(45,362,580)

	Net unrealized appreciation	$142,161,817

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (97.94%)
Consumer Discretionary - (2.27%)
Consumer Services – (2.27%)
93,000	H&R Block, Inc.	$1,990,200

	TOTAL CONSUMER DISCRETIONARY	1,990,200

Energy - (9.22%)
80,600	Canadian Natural Resources Ltd. (Canada)	8,080,150

	TOTAL ENERGY	8,080,150

Financials - (79.64%)
Banks – (5.40%)
	Commercial Banks – (5.40%)
9,100	ICICI Bank Ltd., ADR (India)	261,716
62,148	State Bank of India Ltd., GDR (India)	3,343,563
47,400	Wells Fargo & Co.	1,125,750

		4,731,029

Diversified Financials – (37.78%)
	Capital Markets – (15.03%)
46,360	Ameriprise Financial, Inc.	1,885,461
116,000	Bank of New York Mellon Corp.	4,388,280
45,000	Brookfield Asset Management Inc., Class A (Canada)	1,464,300
5,800	Goldman Sachs Group, Inc.	1,014,420
13,600	Julius Baer Holding, Ltd. AG (Switzerland)	918,604
110,500	Merrill Lynch & Co., Inc.	3,503,955

		13,175,020

	Consumer Finance – (9.57%)
211,800	American Express Co.	7,978,506
162,150	First Marblehead Corp. *	416,725

		8,395,231

	Diversified Financial Services – (13.18%)
117,448	JPMorgan Chase & Co.	4,029,641
103,500	Moody's Corp.	3,564,540
50,200	Oaktree Capital Group LLC, Class A (a)	1,405,600
62,000	RHJ International * (Belgium)	780,928
21,800	Visa Inc., Class A *	1,772,558

		11,553,267

		33,123,518

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO - (Continued)

June 30, 2008 (Unaudited)

Shares/Principal	Security	Value (Note 1)
Common Stock - (Continued)
Financials - (Continued)
Insurance – (36.46%)
	Life & Health Insurance – (2.32%)
39,033	China Life Insurance Co., Ltd., ADR (China)	$2,036,742

	Multi-line Insurance – (11.94%)
102,487	American International Group, Inc.	2,711,806
165,400	Loews Corp.	7,757,260

		10,469,066

	Property & Casualty Insurance – (9.60%)
23,700	Ambac Financial Group, Inc.	31,758
37,600	FPIC Insurance Group, Inc. *	1,707,040
10,500	Markel Corp. *	3,853,500
60,600	MBIA Inc. *	266,034
136,500	Progressive Corp. (Ohio)	2,555,280

		8,413,612

	Reinsurance – (12.60%)
26,100	Everest Re Group, Ltd.	2,080,431
158,837	Transatlantic Holdings, Inc.	8,969,525

		11,049,956

		31,969,376

	TOTAL FINANCIALS	69,823,923

Industrials - (4.40%)
Commercial Services & Supplies – (4.40%)
44,000	D&B Corp.	3,856,160

	TOTAL INDUSTRIALS	3,856,160

Materials - (2.41%)
111,000	Sealed Air Corp.	2,110,110

	TOTAL MATERIALS	2,110,110

	TOTAL COMMON STOCK - (Identified cost $81,248,918)	85,860,543

SHORT TERM INVESTMENTS - (2.21%)
$662,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $662,051
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $675,240)	662,000

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
$662,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $662,045
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $675,240)	$662,000
176,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $176,011
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $179,520)	176,000
439,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $439,032
	(collateralized by : U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $447,780)	439,000

	TOTAL SHORT TERM INVESTMENTS - (Identified cost $1,939,000)	1,939,000

	Total Investments - (100.15%) - (identified cost $83,187,918) - (b)	87,799,543
	Liabilities Less Other Assets - (0.15%)	(129,114)

	Net Assets - (100.00%)	$87,670,429

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)	Illiquid Security - See Note 7 of the Notes to Financial Statements.

(b)	Aggregate cost for Federal Income Tax purposes is $83,237,479. At June 30, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

	Unrealized appreciation	$17,876,638
	Unrealized depreciation	(13,314,574)

	Net unrealized appreciation	$4,562,064

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (93.66%)
Financials - (90.52%)
Real Estate – (90.52%)
Real Estate Investment Trusts (REITs) – (79.25%)
	Diversified REITs – (6.83%)
82,500	Cousins Properties, Inc.	$1,905,750
58,200	Gramercy Capital Corp.	674,538

		2,580,288

	Industrial REITs – (6.63%)
16,500	AMB Property Corp.	831,270
71,200	Brixton PLC (United Kingdom)	341,076
92,500	DCT Industrial Trust Inc.	765,900
37,300	First Potomac Realty Trust	568,452

		2,506,698

	Office REITs – (28.72%)
32,900	Alexandria Real Estate Equities, Inc.	3,202,486
21,400	Boston Properties, Inc.	1,930,708
51,300	Corporate Office Properties Trust	1,761,129
61,000	Derwent London PLC (United Kingdom)	1,224,748
66,900	Digital Realty Trust, Inc.	2,736,879

		10,855,950

	Residential REITs – (11.13%)
60,900	American Campus Communities, Inc.	1,695,456
11,100	AvalonBay Communities Inc.	989,676
14,300	Essex Property Trust, Inc.	1,522,950

		4,208,082

	Retail REITs – (14.77%)
9,300	Federal Realty Investment Trust	641,700
57,642	General Growth Properties, Inc.	2,019,200
22,704	Kimco Realty Corp.	783,742
11,600	Regency Centers Corp.	685,792
29,900	Taubman Centers, Inc.	1,454,635

		5,585,069

	Specialized REITs – (11.17%)
86,383	Cogdell Spencer, Inc., Private Placement (a)	1,382,672
66,700	Ventas, Inc.	2,839,419

		4,222,091

		29,958,178

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO - (Continued)

June 30, 2008 (Unaudited)

Shares/Principal	Security	Value (Note 1)
Common Stock - (Continued)
Financials - (Continued)
Real Estate – (Continued)
Real Estate Management & Development – (11.27%)
90,400	Forest City Enterprises, Inc., Class A	$2,912,688
239,190	Minerva PLC * (United Kingdom)	418,068
19,500	Mitsubishi Estate Co., Ltd. (Japan)	446,249
22,700	Mitsui Fudosan Co., Ltd. (Japan)	485,276

		4,262,281

	TOTAL FINANCIALS	34,220,459

Industrials - (3.14%)
Transportation – (3.14%)
15,100	Alexander & Baldwin, Inc.	688,334
4,990	Burlington Northern Santa Fe Corp.	498,451

		1,186,785

	TOTAL INDUSTRIALS	1,186,785

	TOTAL COMMON STOCK - (Identified cost $39,496,088)	35,407,244

PREFERRED STOCK - (0.22%)
Financials - (0.22%)
Real Estate – (0.22%)
Real Estate Investment Trusts (REITs) – (0.22%)
	Residential REITs – (0.22%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	85,580

	TOTAL PREFERRED STOCK - (Identified cost $60,341)	85,580

CONVERTIBLE BONDS - (4.47%)
Financials - (4.47%)
Real Estate – (4.47%)
Real Estate Investment Trusts (REITs) – (4.47%)
	Industrial REITs – (4.25%)
$1,747,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 04/01/37 (b)	1,605,056

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO - (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
CONVERTIBLE BONDS - (CONTINUED)
Financials - (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Office REITs – (0.22%)
$104,000	SL Green Realty Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 03/30/27 (b)	$84,110

	TOTAL FINANCIALS	1,689,166

	TOTAL CONVERTIBLE BONDs - (Identified cost $1,828,130)	1,689,166

SHORT TERM INVESTMENTS - (1.14%)
147,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $147,011
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $149,940)	147,000
147,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $147,010
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $149,940)	147,000
39,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $39,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $39,780)	39,000
97,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $97,007
	(collateralized by : U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $98,940)	97,000

	TOTAL SHORT TERM INVESTMENTS - (Identified cost $430,000)	430,000

	Total Investments - (99.49%) - (identified cost $41,814,559) - (c)	37,611,990
	Other Assets Less Liabilities - (0.51%)	192,376

	Net Assets - (100.00%)	$37,804,366

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO - (Continued)

June 30, 2008 (Unaudited)

*	Non-Income producing security.

(a)	Illiquid & Restricted Security - See Note 7 of the Notes to Financial Statements.

(b)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $1,689,166, or 4.47% of the Fund's net assets, as of June 30, 2008.

(c)	Aggregate cost for Federal Income Tax purposes is $41,814,559. At June 30, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$1,696,829
Unrealized depreciation	(5,899,398)

Net unrealized depreciation	$(4,202,569)

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2008 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$540,450,065	$87,799,543	$37,611,990
Cash	672,056	637,257	2,384
Cash - foreign currencies**	24,048	–	3,553
Receivables:
Capital stock sold	431,179	4,384	4,286
Dividends and interest	644,579	117,326	190,248
Investment securities sold	886,528	–	202,478
Prepaid expenses	2,841	517	549
Total assets	543,111,296	88,559,027	38,015,488
LIABILITIES:
Payables:
Investment securities purchased	617,271	–	73,419
Capital stock redeemed	3,131,095	804,642	89,230
Accrued management fees	378,294	63,509	28,821
Other accrued expenses	51,215	20,447	19,652
Total liabilities	4,177,875	888,598	211,122
NET ASSETS	$538,933,421	$87,670,429	$37,804,366
SHARES OUTSTANDING	41,978,555	7,739,823	3,609,969
NET ASSET VALUE, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$12.84	$11.33	$10.47
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$41,979	$7,740	$3,610
Additional paid-in capital	372,100,819	79,345,579	41,294,964
Undistributed net investment income	2,922,513	336,935	487,897
Accumulated net realized gains from investments and foreign currency transactions	21,408,919	3,368,566	220,395
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	142,459,191	4,611,609	(4,202,500)
Net Assets	$538,933,421	$87,670,429	$37,804,366

*Including:
Cost of investments	$397,994,771	$83,187,918	$41,814,559
**Cost of cash - foreign currencies	23,933	–	3,554

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2008 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$4,862,996	$748,848	$749,093
Interest	174,273	23,499	32,928
Total income	5,037,269	772,347	782,021

Expenses:
Management fees (Note 2)	2,211,203	377,615	157,738
Custodian fees	47,372	11,558	10,720
Transfer agent fees	7,845	4,143	3,666
Audit fees	10,200	9,000	9,000
Legal fees	6,717	1,215	584
Accounting fees (Note 2)	3,000	2,334	2,334
Reports to shareholders	30,158	8,125	948
Directors’ fees and expenses	66,875	17,182	11,422
Registration and filing fees	174	37	13
Miscellaneous	8,702	4,337	4,226
Total expenses	2,392,246	435,546	200,651
Expenses paid indirectly (Note 5)	(289)	(134)	(45)
Net expenses	2,391,957	435,412	200,606
Net investment income	2,645,312	336,935	581,415

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	13,920,915	110,129	(147,551)
Foreign currency transactions	(27,582)	(1,834)	(178)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(88,419,242)	(23,996,911)	(4,120,455)
Net realized and unrealized loss on investments and foreign currency	(74,525,909)	(23,888,616)	(4,268,184)
Net decrease in net assets resulting from operations	$(71,880,597)	$(23,551,681)	$(3,686,769)
*Net of foreign taxes withheld as follows	$71,498	$2,410	$3,228

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
OPERATIONS:
Net investment income	$2,645,312	$336,935	$581,415
Net realized gain (loss) from investments and foreign currency transactions	13,893,333	108,295	(147,729)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(88,419,242)	(23,996,911)	(4,120,455)
Net decrease in net assets resulting from operations	(71,880,597)	(23,551,681)	(3,686,769)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	(244,568)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(47,884,916)	(5,503,190)	(7,812,257)

Total decrease in net assets	(119,765,513)	(29,054,871)	(11,743,594)

NET ASSETS:
Beginning of period	658,698,934	116,725,300	49,547,960

End of period*	$538,933,421	$87,670,429	$37,804,366

*Including undistributed net investment income of	$2,922,513	$336,935	$487,897

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the year December 31, 2007

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
OPERATIONS:
Net investment income	$7,786,241	$1,375,215	$1,450,680
Net realized gain from investments and foreign currency transactions	43,001,946	10,447,106	13,885,008
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(19,413,272)	(19,591,174)	(26,189,367)
Net increase (decrease) in net assets resulting from operations	31,374,915	(7,768,853)	(10,853,679)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,607,743)	(1,377,873)	(2,429,289)
Realized gains from investment transactions	(26,368,633)	(6,877,870)	(15,952,803)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(110,527,933)	(23,057,164)	(10,954,364)

Total decrease in net assets	(113,129,394)	(39,081,760)	(40,190,135)

NET ASSETS:
Beginning of year	771,828,328	155,807,060	89,738,095

End of year*	$658,698,934	$116,725,300	$49,547,960

*Including undistributed net investment income of	$277,201	$–	$151,050

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “the Funds”). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Funds. The Funds account separately for the assets, liabilities and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

A.   VALUATION OF SECURITIES - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

A.	VALUATION OF SECURITIES - (Continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

Valuation inputs
Level 1 – Quoted prices	$529,405,065	$84,454,943	$34,024,572
Level 2 – Other Significant Observable Inputs	11,045,000	3,344,600	3,587,418
Level 3 – Significant Unobservable Inputs		–	–
Total	$540,450,065	$87,799,543	$37,611,990

B.   MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

D.	FOREIGN CURRENCY – (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.   FEDERAL INCOME TAXES - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION - Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser. The fee for each of the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio is 0.75% (annualized) of the respective Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee for these services for the six months ended June 30, 2008 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $3,000, $2,334, and $2,334, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2008 were as follows:

	DAVIS	DAVIS	DAVIS
	VALUE	FINANCIAL	REAL ESTATE
	PORTFOLIO	PORTFOLIO	PORTFOLIO
Cost of purchases	$49,650,813	$6,544,895	$8,032,111
Proceeds of sales	$94,418,718	$12,801,482	$14,075,682

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2008, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2008 (Unaudited)
	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Shares sold	1,892,725	863,840	139,419
Shares issued in reinvestment of distributions	–	–	21,083
	1,892,725	863,840	160,502
Shares redeemed	(5,419,260)	(1,306,404)	(876,863)
Net decrease	(3,526,535)	(442,564)	(716,361)

Proceeds from shares sold	$25,612,515	$11,300,906	$1,581,764
Proceeds from shares issued in reinvestment of
distributions	–	–	244,568
	25,612,515	11,300,906	1,826,332
Cost of shares redeemed	(73,497,431)	(16,804,096)	(9,638,589)
Net decrease	$(47,884,916)	$(5,503,190)	$(7,812,257)

	Year ended December 31, 2007
	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Shares sold	4,802,313	950,667	530,769
Shares issued in reinvestment of distributions	2,317,607	555,626	1,491,866
	7,119,920	1,506,293	2,022,635
Shares redeemed	(14,556,411)	(2,886,560)	(2,087,935)
Net decrease	(7,436,491)	(1,380,267)	(65,300)

Proceeds from shares sold	$73,108,317	$15,342,280	$10,811,044
Proceeds from shares issued in reinvestment of
distributions	33,976,494	8,255,743	18,382,092
	107,084,811	23,598,023	29,193,136
Cost of shares redeemed	(217,612,744)	(46,655,187)	(40,147,500)
Net decrease	$(110,527,933)	$(23,057,164)	$(10,954,364)

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $289, $134, and $45 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, during the six months ended June 30, 2008.

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the six months ended June 30, 2008.

NOTE 7 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid securities in Davis Financial Portfolio amounted to $1,405,600 or 1.60% of the Fund’s net assets as of June 30, 2008. The aggregate value of illiquid and restricted securities in Davis Real Estate Portfolio amounted to $1,382,672 or 3.66% of the Fund’s net assets as of June 30, 2008. Information concerning illiquid and restricted securities is as follows:

Fund	Security	Acquisition Date	Shares	Cost per Share	Valuation per Share as of June 30, 2008

Davis Financial Portfolio	Oaktree Capital Group, LLC, Class A	05/21/07	50,200	$32.80	$28.0000
Davis Real Estate Portfolio	Cogdell Spencer Inc., Private Placement	01/24/08	86,383	$15.95	$16.0063

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS VALUE PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2008	Year ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$14.48	$14.58	$12.77	$11.78	$10.57	$8.20

Income (Loss) from Investment
Operations:
Net Investment Income	0.06	0.17	0.11	0.12	0.09	0.07
Net Realized and Unrealized Gains
(Losses)	(1.70)	0.51	1.81	0.99	1.21	2.37
Total from Investment
Operations	(1.64)	0.68	1.92	1.11	1.30	2.44

Dividends and Distributions:
Dividends from Net Investment
Income	–	(0.17)	(0.11)	(0.11)	(0.09)	(0.07)
Distributions from Realized Gains		(0.61)	–	–	–	–
Return of Capital	–	–	–	–	– [4]	–
Distributions in Excess of Net
Investment Income	–	–	–	(0.01)	–	–
Total Dividends and
Distributions	–	(0.78)	(0.11)	(0.12)	(0.09)	(0.07)

Net Asset Value, End of Period	$12.84	$14.48	$14.58	$12.77	$11.78	$10.57

Total Return[1]	(11.33)%	4.64%	15.00%	9.44%	12.33%	29.76%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$538,933	$658,699	$771,828	$620,369	$684,723	$485,002
Ratio of Expenses to Average
Net Assets:
Gross	0.81%*	0.81%	0.81%	0.81%	0.81%	0.82%
Net[3]	0.81%*	0.81%	0.81%	0.81%	0.81%	0.82%
Ratio of Net Investment Income
to Average Net Assets	0.90%*	1.11%	0.83%	0.87%	0.87%	0.90%
Portfolio Turnover Rate[2]	8%	9%	19%	14%	4%	7%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[4]	Less than $0.005 per share.

*	Annualized.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS FINANCIAL PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2008	Year ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$14.27	$16.29	$13.83	$12.82	$11.66	$8.85

Income (Loss) from Investment
Operations:
Net Investment Income	0.04	0.17	0.09	0.07	0.04	0.04
Net Realized and Unrealized Gains
(Losses)	(2.98)	(1.12)	2.47	1.00	1.16	2.81
Total from Investment
Operations	(2.94)	(0.95)	2.56	1.07	1.20	2.85

Dividends and Distributions:
Dividends from Net Investment
Income	–	(0.17)	(0.09)	(0.06)	(0.04)	(0.04)
Distributions from Realized Gains	–	(0.90)	(0.01)	–	–	–
Total Dividends and
Distributions	–	(1.07)	(0.10)	(0.06)	(0.04)	(0.04)

Net Asset Value, End of Period	$11.33	$14.27	$16.29	$13.83	$12.82	$11.66

Total Return[1]	(20.60)%	(6.05)%	18.50%	8.38%	10.32%	32.15%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$87,670	$116,725	$155,807	$124,060	$109,274	$71,179
Ratio of Expenses to Average
Net Assets:
Gross	0.87%*	0.85%	0.84%	0.85%	0.85%	0.90%
Net[3]	0.86%*	0.85%	0.84%	0.85%	0.85%	0.90%
Ratio of Net Investment Income
to Average Net Assets	0.67%*	0.97%	0.66%	0.52%	0.40%	0.48%
Portfolio Turnover Rate[2]	7%	17%	9%	21%	6%	10%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS REAL ESTATE PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2008	Year ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$11.45	$20.43	$17.33	$16.80	$13.47	$10.49

Income (Loss) from Investment
Operations:
Net Investment Income	0.17	0.42	0.34	0.30	0.34	0.44
Net Realized and Unrealized Gains
(Losses)	(1.08)	(3.40)	5.58	1.86	4.07	3.34
Total from Investment
Operations	(0.91)	(2.98)	5.92	2.16	4.41	3.78

Dividends and Distributions:
Dividends from Net
Investment Income	(0.07)	(0.64)	(0.60)	(0.54)	(0.48)	(0.55)
Distributions from Realized Gains	–	(5.36)	(2.22)	(1.09)	(0.60)	(0.25)
Total Dividends and
Distributions	(0.07)	(6.00)	(2.82)	(1.63)	(1.08)	(0.80)

Net Asset Value, End of Period	$10.47	$11.45	$20.43	$17.33	$16.80	$13.47

Total Return[1]	(8.05)%	(15.48)%	34.37%	13.14%	33.35%	36.79%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$37,804	$49,548	$89,738	$64,556	$58,279	$35,663
Ratio of Expenses to Average
Net Assets:
Gross	0.95%*	0.88%	0.86%	0.87%	0.89%	0.98%
Net[3]	0.95%*	0.87%	0.86%	0.87%	0.89%	0.98%
Ratio of Net Investment Income
to Average Net Assets	2.76%*	1.92%	1.63%	1.71%	2.30%	3.74%
Portfolio Turnover Rate[2]	19%	49%	38%	28%	32%	22%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279, or on the Funds’ website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including the most recent investment performance data available), and their counsel provided guidance, prior to a separate contract review meeting held in March 2008 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, its shareholder orientation, and integrity.

DAVIS VARIABLE ACCOUNT FUND, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for each Fund and the profitability of each Fund to Davis Advisors. The Independent Directors reviewed the extent to which economies of scale might be realized as each Fund grew and whether the fixed fee schedule reflected those economies of scale for the benefit of the Funds’ shareholders. The Independent Directors discussed the fixed fee schedule applied to the Funds, and concluded that they were appropriate for the Funds.

The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

DAVIS VARIABLE ACCOUNT FUND, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Davis Value Portfolio

The Independent Directors noted that Davis Value Portfolio out-performed its benchmark, the Standard & Poor’s 500® Index, over the 1-year, 3-year, and 5-year periods and also exceeded the average performance of its peer group over the 3-year and 5-year periods while trailing over the 1-year period.

The Independent Directors considered the total expense ratio for Davis Value Portfolio, noting that it is reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors considered the fixed advisory fee schedule for Davis Value Portfolio and noted that it is above the average of its peer group, but within the range of its peers. The Fund’s total expense ratio is also above the average of its peer group, but within the range of its peers.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Value Portfolio shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Davis Financial Portfolio

The Independent Directors noted that Davis Financial Portfolio under-performed its benchmark, the Standard & Poor’s 500® Index, while out-performing the average performance of its peer group over the 1-year, 3-year and 5-year periods.

The Independent Directors considered the total expense ratio for Davis Financial Portfolio, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors considered the fixed advisory fee schedule for Davis Financial Portfolio and noted that it is above the average of its peer group, but within the range of its peers. The Fund’s total expense ratio is above the average of its peer group, but within the range of its peers.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Financial Portfolio shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Davis Real Estate Portfolio

The Independent Directors noted that Davis Real Estate Portfolio trailed its benchmark, the Dow Jones Wilshire Real Estate Securities Index, over the 3-year and 5-year periods and slightly exceeded over the 1-year period while essentially matching the average performance of its peer group over all three time periods.

The Independent Directors considered the total expense ratio for Davis Real Estate Portfolio, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors considered the fixed advisory fee schedule for Davis Real Estate Portfolio and noted that it is below the average of its peer group and within the range of its peers. The Fund’s total expense ratio is below the average of its peer group and within the range of its peers.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Real Estate Portfolio shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS VARIABLE ACCOUNT FUND, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises, Inc. (energy project development).	13	Director, CH2M HILL (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M HILL (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

OFFICERS

Christopher C. Davis (born 7/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 8/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 3/4/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice president and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Tucson, Arizona 85756

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Variable Account Fund, Inc. including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279, or on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

Management’s Discussion and Analysis	2

Fund Overview	5

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	14

Statement of Operations	15

Statements of Changes in Net Assets	16

Notes to Financial Statements	17

Financial Highlights	22

Fund Information	23

Director Approval of Advisory Agreements	24

Directors and Officers	27

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis

Davis Value Portfolio

Davis Value Portfolio decreased by 11.33% on net asset value for the six-month period ended June 30, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) decreased by 11.91%. Energy and materials were the only sectors3 within the Index that earned positive returns, with all other sectors, and especially financials, turning in negative returns.

Key Contributors to Performance

Energy companies were the most important contributors4 to the Portfolio’s performance over the six-month period. The Portfolio’s energy companies out-performed the corresponding sector within the Index (up 18% versus up 9% for the Index) and the Portfolio also benefited from a higher relative average weighting in this sector (17% versus 14% for the Index). ConocoPhillips5, Occidental Petroleum, Devon Energy, EOG Resources, and Canadian Natural Resources were among the top contributors to performance. China Coal Energy was among the top detractors from performance.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 14% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio declined in value, but still out-performed the Index over the period.

Key Detractors from Performance

The Portfolio’s financial companies out-performed the corresponding sector within the Index (down 24% versus down 30% for the Index), but were still the largest detractors from performance. A higher relative average weighting in this sector (32% versus 17% for the Index) detracted from both absolute and relative performance. While Tokio Marine Holdings (formerly Millea Holdings) and Visa were among the top contributors to performance, American International Group, Wachovia, American Express, Berkshire Hathaway, and JPMorgan Chase were among the top detractors from performance.

The Fund’s information technology companies under-performed the corresponding sector within the Index (down 17% versus down 13% for the Index). Iron Mountain and Microsoft were among the top detractors from performance.

2

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1    Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The annualized operating expense ratio for the six-months ended June 30, 2008 was 0.81%. The following table lists the average annual total returns for the periods ended June 30, 2008.

			PORTFOLIO'S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Value Portfolio	(13.39)%	8.81%	4.08%
Standard & Poor’s 500® Index	(13.12)%	7.58%	0.82%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The annualized operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2   The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

3   The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

4   A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

5   This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS VALUE PORTFOLIO

FUND OVERVIEW

At June 30, 2008 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	84.06%	Energy	21.14%	16.21%
Common Stock (Foreign)	14.17%	Insurance	14.09%	3.52%
Convertible Bonds	0.32%	Diversified Financials	12.81%	6.85%
Short Term Investments	1.73%	Information Technology	9.34%	16.43%
Other Assets & Liabilities	(0.28)%	Food & Staples Retailing	6.92%	2.76%
	100.00%	Food, Beverage & Tobacco	6.04%	5.57%
		Media	5.64%	2.85%
		Materials	4.33%	3.90%
		Health Care	3.42%	11.91%
		Other	2.74%	9.93%
		Transportation	2.74%	2.12%
		Banks	2.63%	2.66%
		Capital Goods	2.44%	8.51%
		Retailing	2.14%	2.54%
		Household & Personal Products	1.43%	2.45%
		Automobiles & Components	1.12%	0.42%
		Consumer Services	1.03%	1.37%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Costco Wholesale Corp.	Food & Staples Retailing	5.08%
ConocoPhillips	Energy	4.61%
Occidental Petroleum Corp.	Energy	4.14%
Devon Energy Corp.	Energy	4.04%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.85%
EOG Resources, Inc.	Energy	3.79%
American Express Co.	Consumer Finance	3.26%
JPMorgan Chase & Co.	Diversified Financial Services	3.11%
Loews Corp.	Multi-Line Insurance	2.49%
Philip Morris International Inc.	Food, Beverage & Tobacco	2.47%

5

DAVIS VALUE PORTFOLIO

EXPENSE EXAMPLE (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 01/01/08 to 06/30/08. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/08)	(06/30/08)	(01/01/08-06/30/08)
Davis Value Portfolio
Actual	$1,000.00	$886.74	$3.80
Hypothetical	$1,000.00	$1,020.84	$4.07

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.81%**), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

6

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (98.23%)
CONSUMER DISCRETIONARY - (10.17%)
Automobiles & Components – (1.10%)
163,400	Harley-Davidson, Inc.	$5,924,884

Consumer Durables & Apparel – (0.38%)
23,100	Garmin Ltd.	989,488
17,799	Hunter Douglas NV (Netherlands)	1,074,427

		2,063,915

Consumer Services – (1.02%)
256,340	H&R Block, Inc.	5,485,676

Media – (5.56%)
692,141	Comcast Corp., Special Class A	12,988,026
253,670	Grupo Televisa S.A., ADR (Mexico)	5,991,685
17,290	Liberty Media Corp. - Capital, Series A *	248,803
69,460	Liberty Media Corp. - Entertainment, Series A *	1,683,016
460,700	News Corp., Class A	6,928,928
10,282	Virgin Media Inc.	140,092
41,100	WPP Group PLC, ADR (United Kingdom)	1,969,512

		29,950,062

Retailing – (2.11%)
22,200	Amazon.com, Inc. *	1,627,149
129,515	Bed Bath & Beyond Inc. *	3,641,962
178,600	CarMax, Inc. *	2,534,334
86,550	Liberty Media Corp. - Interactive, Series A *	1,277,045
90,270	Lowe's Cos, Inc.	1,873,103
5,700	Sears Holdings Corp. *	420,090

		11,373,683

	TOTAL CONSUMER DISCRETIONARY	54,798,220

CONSUMER STAPLES - (14.18%)
Food & Staples Retailing – (6.82%)
389,700	Costco Wholesale Corp.	27,354,992
214,471	CVS Caremark Corp.	8,486,617
39,300	Whole Foods Market, Inc.	929,642

		36,771,251

7

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
CONSUMER STAPLES - (CONTINUED)
Food, Beverage & Tobacco – (5.95%)
270,500	Altria Group, Inc.	$5,561,480
98,000	Diageo PLC, ADR (United Kingdom)	7,239,260
112,271	Heineken Holding NV (Netherlands)	5,150,938
25,300	Hershey Co.	829,334
269,100	Philip Morris International Inc.	13,290,849

		32,071,861

Household & Personal Products – (1.41%)
45,300	Avon Products, Inc.	1,631,706
97,920	Procter & Gamble Co.	5,954,515

		7,586,221

	TOTAL CONSUMER STAPLES	76,429,333

ENERGY - (20.83%)
107,800	Canadian Natural Resources Ltd. (Canada)	10,806,950
2,659,900	China Coal Energy Co. - H (China)	4,653,055
263,322	ConocoPhillips	24,854,964
181,170	Devon Energy Corp.	21,769,387
155,620	EOG Resources, Inc.	20,417,344
248,500	Occidental Petroleum Corp.	22,330,210
1,500	OGX Petroleo e Gas Participacoes S.A. * (Brazil)	1,188,323
41,044	Transocean Inc. *	6,254,695

	TOTAL ENERGY	112,274,928

FINANCIALS - (29.51%)
Banks – (2.59%)
	Commercial Banks – (2.59%)
39,676	Toronto-Dominion Bank (Canada)	2,470,625
187,644	Wachovia Corp.	2,914,111
360,500	Wells Fargo & Co.	8,561,875

		13,946,611

Diversified Financials – (12.62%)
	Capital Markets – (4.90%)
81,770	Ameriprise Financial, Inc.	3,325,586
178,400	Bank of New York Mellon Corp.	6,748,872
89,600	Brookfield Asset Management Inc., Class A (Canada)	2,915,584
35,070	E*TRADE Financial Corp. *	109,769

8

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
FINANCIALS - (CONTINUED)
Diversified Financials – (Continued)
	Capital Markets – (Continued)
367,700	Merrill Lynch & Co., Inc.	$11,659,767
17,050	Morgan Stanley	614,993
16,130	State Street Corp.	1,032,159

		26,406,730

	Consumer Finance – (3.33%)
466,730	American Express Co.	17,581,719
26,550	Discover Financial Services	349,664

		17,931,383

	Diversified Financial Services – (4.39%)
114,743	Citigroup Inc.	1,923,093
489,168	JPMorgan Chase & Co.	16,783,354
111,630	Moody's Corp.	3,844,537
14,350	Visa Inc., Class A *	1,166,798

		23,717,782

		68,055,895

Insurance – (13.89%)
	Insurance Brokers – (0.72%)
84,400	Aon Corp.	3,877,336

	Life & Health Insurance – (0.40%)
32,380	Principal Financial Group, Inc.	1,358,988
19,900	Sun Life Financial Inc. (Canada)	814,905

		2,173,893

	Multi-line Insurance – (4.66%)
439,797	American International Group, Inc.	11,637,029
286,600	Loews Corp.	13,441,540

		25,078,569

	Property & Casualty Insurance – (7.23%)
87,329	Ambac Financial Group, Inc.	117,021
172	Berkshire Hathaway Inc., Class A *	20,769,000
315	Berkshire Hathaway Inc., Class B *	1,263,780
1,030	Markel Corp. *	378,010
43,800	MBIA Inc. *	192,282

9

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
FINANCIALS - (CONTINUED)
Insurance – (Continued)
	Property & Casualty Insurance – (Continued)
366,100	NIPPONKOA Insurance Co., Ltd. (Japan)	$3,175,383
502,900	Progressive Corp. (Ohio)	9,414,288
93,900	Tokio Marine Holdings, Inc. (formerly Millea Holdings, Inc.) (Japan)	3,661,026

		38,970,790

	Reinsurance – (0.88%)
83,777	Transatlantic Holdings, Inc.	4,730,887

		74,831,475

Real Estate – (0.41%)
503,000	Hang Lung Group Ltd. (Hong Kong)	2,235,269

	TOTAL FINANCIALS	159,069,250

HEALTH CARE - (3.38%)
Health Care Equipment & Services – (2.93%)
79,350	Cardinal Health, Inc.	4,092,873
99,324	Covidien Ltd.	4,756,626
61,180	Express Scripts, Inc. *	3,838,739
116,900	UnitedHealth Group Inc.	3,068,625

		15,756,863

Pharmaceuticals, Biotechnology & Life Sciences – (0.45%)
37,700	Johnson & Johnson	2,425,618

	TOTAL HEALTH CARE	18,182,481

INDUSTRIALS - (6.09%)
Capital Goods – (2.41%)
237,500	General Electric Co.	6,338,875
24,000	Siemens AG, Registered (Germany)	2,664,727
99,174	Tyco International Ltd.	3,970,927

		12,974,529

Commercial Services & Supplies – (0.99%)
60,700	D&B Corp.	5,319,748

Transportation – (2.69%)
71,600	Asciano Group (Australia)	238,178
1,240,900	China Merchants Holdings International Co., Ltd. (China)	4,798,247
856,000	China Shipping Development Co. Ltd. - H (China)	2,568,906
939,200	Cosco Pacific Ltd. (China)	1,539,386

10

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
INDUSTRIALS - (CONTINUED)
Transportation – (Continued)
27,100	Kuehne & Nagel International AG, Registered (Switzerland)	$2,574,573
97,481	Toll Holdings Ltd. (Australia)	562,570
36,650	United Parcel Service, Inc., Class B	2,252,875

		14,534,735

	TOTAL INDUSTRIALS	32,829,012

INFORMATION TECHNOLOGY - (9.21%)
Semiconductors & Semiconductor Equipment – (0.97%)
186,300	Texas Instruments Inc.	5,246,208

Software & Services – (4.33%)
50,200	eBay Inc. *	1,371,213
6,160	Google Inc., Class A *	3,246,228
263,899	Iron Mountain Inc. *	7,006,519
424,410	Microsoft Corp.	11,688,251

		23,312,211

Technology Hardware & Equipment – (3.91%)
171,050	Agilent Technologies, Inc. *	6,079,117
122,500	Cisco Systems, Inc. *	2,850,575
204,900	Dell Inc. *	4,486,285
90,470	Hewlett-Packard Co.	3,999,679
101,744	Tyco Electronics Ltd.	3,644,470

		21,060,126

	TOTAL INFORMATION TECHNOLOGY	49,618,545

MATERIALS - (4.26%)
71,300	BHP Billiton PLC (United Kingdom)	2,726,762
46,580	Martin Marietta Materials, Inc.	4,825,222
25,800	Rio Tinto PLC (United Kingdom)	3,088,008
386,910	Sealed Air Corp.	7,355,159
129,200	Sino-Forest Corp. * (Canada)	2,262,933
45,490	Vulcan Materials Co.	2,719,392

	TOTAL MATERIALS	22,977,476

TELECOMMUNICATION SERVICES - (0.60%)
339,560	Sprint Nextel Corp. *	3,225,820

	TOTAL TELECOMMUNICATION SERVICES	3,225,820

	TOTAL COMMON STOCK - (Identified cost $387,087,771)	529,405,065

11

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
CONVERTIBLE BONDS - (0.32%)
TELECOMMUNICATION SERVICES - (0.32%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	$1,738,000

	TOTAL CONVERTIBLE BONDS - (Identified cost $1,600,000)	1,738,000

SHORT TERM INVESTMENTS - (1.73%)
3,177,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $3,177,247
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $3,240,540)	3,177,000
3,177,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $3,177,216
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $3,240,540)	3,177,000
847,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $847,052
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $863,940)	847,000
2,106,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $2,106,152
	(collateralized by : U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $2,148,120)	2,106,000

	TOTAL SHORT TERM INVESTMENTS - (Identified cost $9,307,000)	9,307,000

	Total Investments - (100.28%) - (identified cost $397,994,771) - (a)	540,450,065
	Liabilities Less Other Assets - (0.28%)	(1,516,644)

	Net Assets - (100.00%)	$538,933,421

ADR: American Depositary Receipt

*	Non-Income producing security.

12

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2008 (Unaudited)

(a)	Aggregate cost for Federal Income Tax purposes is $398,288,248. At June 30, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

	Unrealized appreciation	$187,524,397
	Unrealized depreciation	(45,362,580)

	Net unrealized appreciation	$142,161,817

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$540,450,065
Cash	672,056
Cash - foreign currencies**	24,048
Receivables:
Capital stock sold	431,179
Dividends and interest	644,579
Investment securities sold	886,528
Prepaid expenses	2,841
Total assets	543,111,296
LIABILITIES:
Payables:
Investment securities purchased	617,271
Capital stock redeemed	3,131,095
Accrued management fees	378,294
Other accrued expenses	51,215
Total liabilities	4,177,875
NET ASSETS	$538,933,421
SHARES OUTSTANDING	41,978,555
NET ASSET VALUE, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$12.84
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$41,979
Additional paid-in capital	372,100,819
Undistributed net investment income	2,922,513
Accumulated net realized gains from investments and foreign currency transactions	21,408,919
Net unrealized appreciation on investments and foreign currency transactions	142,459,191
Net Assets	$538,933,421

*Including:
Cost of investments	$397,994,771
**Cost of cash - foreign currencies	23,933

See Notes to Financial Statements

14

DAVIS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$4,862,996
Interest		174,273
Total income		5,037,269

Expenses:
Management fees (Note 2)	$2,211,203
Custodian fees	47,372
Transfer agent fees	7,845
Audit fees	10,200
Legal fees	6,717
Accounting fees (Note 2)	3,000
Reports to shareholders	30,158
Directors’ fees and expenses	66,875
Registration and filing fees	174
Miscellaneous	8,702
Total expenses		2,392,246
Expenses paid indirectly (Note 5)		(289)
Net expenses		2,391,957
Net investment income		2,645,312

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions		13,920,915
Foreign currency transactions		(27,582)
Net decrease in unrealized appreciation on investments and foreign currency transactions		(88,419,242)
Net realized and unrealized loss on investments and foreign currency		(74,525,909)
Net decrease in net assets resulting from operations		$(71,880,597)
*Net of foreign taxes withheld as follows		$71,498

See Notes to Financial Statements

15

DAVIS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
OPERATIONS:
Net investment income	$2,645,312	$7,786,241
Net realized gain from investments and foreign currency transactions	13,893,333	43,001,946
Net decrease in unrealized appreciation on investments and foreign currency transactions	(88,419,242)	(19,413,272)
Net increase (decrease) in net assets resulting from operations	(71,880,597)	31,374,915

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(7,607,743)
Realized gains from investment transactions	–	(26,368,633)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(47,884,916)	(110,527,933)

Total decrease in net assets	(119,765,513)	(113,129,394)

NET ASSETS:
Beginning of period	658,698,934	771,828,328

End of period*	$538,933,421	$658,698,934

*Including undistributed net investment income of	$2,922,513	$277,201

See Notes to Financial Statements

16

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.  VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

A.	VALUATION OF SECURITIES – (Continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted prices	$529,405,065
Level 2 – Other Significant Observable Inputs	11,045,000
Level 3 – Significant Unobservable Inputs	–
Total	$540,450,065

B.   MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

18

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

E.   FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

19

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2008 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2008 were $49,650,813 and $94,418,718, respectively.

NOTE 4 - CAPITAL STOCK

At June 30, 2008, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended	Year ended
	June 30, 2008	December 31,
	(Unaudited)	2007
Shares sold	1,892,725	4,802,313
Shares issued in reinvestment of distributions	–	2,317,607
	1,892,725	7,119,920
Shares redeemed	(5,419,260)	(14,556,411)
Net decrease	(3,526,535)	(7,436,491)

Proceeds from shares sold	$25,612,515	$73,108,317
Proceeds from shares issued in reinvestment of distributions	–	33,976,494
	25,612,515	107,084,811
Cost of shares redeemed	(73,497,431)	(217,612,744)
Net decrease	$(47,884,916)	$(110,527,933)

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $289 during the six months ended June 30, 2008.

20

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended June 30, 2008.

21

DAVIS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2008	Year ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$14.48	$14.58	$12.77	$11.78	$10.57	$8.20

Income (Loss) from Investment
Operations:
Net Investment Income	0.06	0.17	0.11	0.12	0.09	0.07
Net Realized and Unrealized Gains
(Losses)	(1.70)	0.51	1.81	0.99	1.21	2.37
Total from Investment
Operations	(1.64)	0.68	1.92	1.11	1.30	2.44

Dividends and Distributions:
Dividends from Net Investment
Income	–	(0.17)	(0.11)	(0.11)	(0.09)	(0.07)
Distributions from Realized Gains		(0.61)	–	–	–	–
Return of Capital	–	–	–	–	– [4]	–
Distributions in Excess of Net
Investment Income	–	–	–	(0.01)	–	–
Total Dividends and
Distributions	–	(0.78)	(0.11)	(0.12)	(0.09)	(0.07)

Net Asset Value, End of Period	$12.84	$14.48	$14.58	$12.77	$11.78	$10.57

Total Return[1]	(11.33)%	4.64%	15.00%	9.44%	12.33%	29.76%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$538,933	$658,699	$771,828	$620,369	$684,723	$485,002
Ratio of Expenses to Average
Net Assets:
Gross	0.81%*	0.81%	0.81%	0.81%	0.81%	0.82%
Net[3]	0.81%*	0.81%	0.81%	0.81%	0.81%	0.82%
Ratio of Net Investment Income
to Average Net Assets	0.90%*	1.11%	0.83%	0.87%	0.87%	0.90%
Portfolio Turnover Rate[2]	8%	9%	19%	14%	4%	7%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[4]	Less than $0.005 per share.

*	Annualized.

See Notes to Financial Statements

22

DAVIS VALUE PORTFOLIO

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

23

DAVIS VALUE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including the most recent investment performance data available), and their counsel provided guidance, prior to a separate contract review meeting held in March 2008 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of Davis Value Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, its shareholder orientation, and integrity.

24

DAVIS VALUE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for the Fund and the profitability of the Fund to Davis Advisors. The Independent Directors reviewed the extent to which economies of scale might be realized as the Fund grew and whether the fixed fee schedule reflected those economies of scale for the benefit of the Fund’s shareholders. The Independent Directors discussed the fixed fee schedule applied to the Fund, and concluded that it was appropriate for the Fund.

The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

25

DAVIS VALUE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Davis Value Portfolio

The Independent Directors noted that Davis Value Portfolio out-performed its benchmark, the Standard & Poor’s 500® Index, over the 1-year, 3-year, and 5-year periods and also exceeded the average performance of its peer group over the 3-year and 5-year periods while trailing over the 1-year period.

The Independent Directors considered the total expense ratio for Davis Value Portfolio, noting that it is reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors considered the fixed advisory fee schedule for Davis Value Portfolio and noted that it is above the average of its peer group, but within the range of its peers. The Fund’s total expense ratio is also above the average of its peer group, but within the range of its peers.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Value Portfolio shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

26

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises, Inc. (energy project development).	13	Director, CH2M HILL (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

27

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M HILL (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

28

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

29

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

OFFICERS

Christopher C. Davis (born 7/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 8/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 3/4/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice president and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

30

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85756

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Value Portfolio including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

31

Management’s Discussion and Analysis	2

Fund Overview	5

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	18

Fund Information	19

Director Approval of Advisory Agreements	20

Directors and Officers	23

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis

Davis Financial Portfolio

Davis Financial Portfolio decreased by 20.60% on net asset value for the six-month period ended June 30, 20081. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) decreased by 11.91%. Financial companies as a whole turned in the weakest performance of the sectors3 within the Index. The banking, diversified financial, real estate, and insurance industry groups of the Index all turned in negative performance.

Key Contributors to Performance

While the Fund’s overall holdings of financial companies declined over the six-month period, individual financial companies making positive contributions4 to the Fund’s performance included two diversified financial companies, Visa5 and Goldman Sachs, and two insurance companies, FPIC Insurance Group and Progressive.

Non-financial companies making positive contributions to performance included Canadian Natural Resources and H&R Block.

Key Detractors from Performance

The Portfolio’s banking companies under-performed the corresponding industry group within the Index (down 51% versus down 36% for the Index). State Bank of India was among the top detractors from performance.

The Portfolio’s diversified financial companies out-performed the corresponding industry group within the Index (down 23% versus down 31% for the Index). JPMorgan Chase, American Express, First Marblehead, Merrill Lynch, and Bank of New York Mellon were among the top detractors from performance.

The Portfolio’s insurance companies out-performed the corresponding industry group within the Index (down 24% versus down 28% for the Index). American International Group, Transatlantic Holdings, Markel, and China Life were among the top detractors from performance.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 19% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio under-performed the Index over the period.

2

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Financial Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1    Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The annualized operating gross expense ratio for the six-months ended June 30, 2008 was 0.87%. The following table lists the average annual total returns for the periods ended June 30, 2008.

			PORTFOLIO'S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Financial Portfolio	(27.84)%	4.31%	2.65%
Standard & Poor’s 500® Index	(13.12)%	7.58%	0.82%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The annualized operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2   The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

3   The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

3

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

4   A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5   This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS FINANCIAL PORTFOLIO

FUND OVERVIEW

At June 30, 2008 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	78.68%	Diversified Financials	38.58%	6.85%
Common Stock (Foreign)	19.26%	Insurance	37.23%	3.52%
Short Term Investments	2.21%	Energy	9.41%	16.21%
Other Assets & Liabilities	(0.15)%	Banks	5.51%	2.66%
	100.00%	Commercial Services & Supplies	4.49%	0.49%
		Materials	2.46%	3.90%
		Consumer Services	2.32%	1.37%
		Information Technology	–	16.43%
		Health Care	–	11.91%
		Capital Goods	–	8.51%
		Food, Beverage & Tobacco	–	5.57%
		Other	–	22.58%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Transatlantic Holdings, Inc.	Reinsurance	10.23%
Canadian Natural Resources Ltd.	Energy	9.22%
American Express Co.	Consumer Finance	9.10%
Loews Corp.	Multi-Line Insurance	8.85%
Bank of New York Mellon Corp.	Capital Markets	5.01%
JPMorgan Chase & Co.	Diversified Financial Services	4.60%
D&B Corp.	Commercial Services & Supplies	4.40%
Markel Corp.	Property & Casualty Insurance	4.40%
Moody's Corp.	Diversified Financial Services	4.07%
Merrill Lynch & Co., Inc.	Capital Markets	4.00%

5

DAVIS FINANCIAL PORTFOLIO

EXPENSE EXAMPLE (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 01/01/08 to 06/30/08. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/08)	(06/30/08)	(01/01/08-06/30/08)
Davis Financial Portfolio
Actual	$1,000.00	$793.97	$3.84
Hypothetical	$1,000.00	$1,020.59	$4.32

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.86%**), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

6

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (97.94%)
CONSUMER DISCRETIONARY - (2.27%)
Consumer Services – (2.27%)
93,000	H&R Block, Inc.	$1,990,200

	TOTAL CONSUMER DISCRETIONARY	1,990,200

ENERGY - (9.22%)
80,600	Canadian Natural Resources Ltd. (Canada)	8,080,150

	TOTAL ENERGY	8,080,150

FINANCIALS - (79.64%)
Banks – (5.40%)
	Commercial Banks – (5.40%)
9,100	ICICI Bank Ltd., ADR (India)	261,716
62,148	State Bank of India Ltd., GDR (India)	3,343,563
47,400	Wells Fargo & Co.	1,125,750

		4,731,029

Diversified Financials – (37.78%)
	Capital Markets – (15.03%)
46,360	Ameriprise Financial, Inc.	1,885,461
116,000	Bank of New York Mellon Corp.	4,388,280
45,000	Brookfield Asset Management Inc., Class A (Canada)	1,464,300
5,800	Goldman Sachs Group, Inc.	1,014,420
13,600	Julius Baer Holding, Ltd. AG (Switzerland)	918,604
110,500	Merrill Lynch & Co., Inc.	3,503,955

		13,175,020

	Consumer Finance – (9.57%)
211,800	American Express Co.	7,978,506
162,150	First Marblehead Corp. *	416,725

		8,395,231

	Diversified Financial Services – (13.18%)
117,448	JPMorgan Chase & Co.	4,029,641
103,500	Moody's Corp.	3,564,540
50,200	Oaktree Capital Group LLC, Class A (a)	1,405,600
62,000	RHJ International * (Belgium)	780,928
21,800	Visa Inc., Class A *	1,772,558

		11,553,267

		33,123,518

7

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2008 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
FINANCIALS - (Continued)
Insurance – (36.46%)
	Life & Health Insurance – (2.32%)
39,033	China Life Insurance Co., Ltd., ADR (China)	$2,036,742

	Multi-line Insurance – (11.94%)
102,487	American International Group, Inc.	2,711,806
165,400	Loews Corp.	7,757,260

		10,469,066

	Property & Casualty Insurance – (9.60%)
23,700	Ambac Financial Group, Inc.	31,758
37,600	FPIC Insurance Group, Inc. *	1,707,040
10,500	Markel Corp. *	3,853,500
60,600	MBIA Inc. *	266,034
136,500	Progressive Corp. (Ohio)	2,555,280

		8,413,612

	Reinsurance – (12.60%)
26,100	Everest Re Group, Ltd.	2,080,431
158,837	Transatlantic Holdings, Inc.	8,969,525

		11,049,956

		31,969,376

	TOTAL FINANCIALS	69,823,923

INDUSTRIALS - (4.40%)
Commercial Services & Supplies – (4.40%)
44,000	D&B Corp.	3,856,160

	TOTAL INDUSTRIALS	3,856,160

MATERIALS - (2.41%)
111,000	Sealed Air Corp.	2,110,110

	TOTAL MATERIALS	2,110,110

	TOTAL COMMON STOCK - (Identified cost $81,248,918)	85,860,543

SHORT TERM INVESTMENTS - (2.21%)
$662,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $662,051
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $675,240)	662,000

8

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS - (CONTINUED)
$662,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $662,045
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $675,240)	$662,000
176,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $176,011
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $179,520)	176,000
439,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $439,032
	(collateralized by : U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $447,780)	439,000

	TOTAL SHORT TERM INVESTMENTS - (Identified cost $1,939,000)	1,939,000

	Total Investments - (100.15%) - (identified cost $83,187,918) - (b)	87,799,543
	Liabilities Less Other Assets - (0.15%)	(129,114)

	Net Assets - (100.00%)	$87,670,429

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)	Illiquid Security - See Note 7 of the Notes to Financial Statements.

(b)	Aggregate cost for Federal Income Tax purposes is $83,237,479. At June 30, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

	Unrealized appreciation	$17,876,638
	Unrealized depreciation	(13,314,574)

	Net unrealized appreciation	$4,562,064

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$87,799,543
Cash	637,257
Receivables:
Capital stock sold	4,384
Dividends and interest	117,326
Prepaid expenses	517
Total assets	88,559,027
LIABILITIES:
Payables:
Capital stock redeemed	804,642
Accrued management fees	63,509
Other accrued expenses	20,447
Total liabilities	888,598
NET ASSETS	$87,670,429
SHARES OUTSTANDING	7,739,823
NET ASSET VALUE, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$11.33
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$7,740
Additional paid-in capital	79,345,579
Undistributed net investment income	336,935
Accumulated net realized gains from investments and foreign currency transactions	3,368,566
Net unrealized appreciation on investments and foreign currency transactions	4,611,609
Net Assets	$87,670,429

*Including:
Cost of investments	$83,187,918

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$748,848
Interest		23,499
Total income		772,347

Expenses:
Management fees (Note 2)	$377,615
Custodian fees	11,558
Transfer agent fees	4,143
Audit fees	9,000
Legal fees	1,215
Accounting fees (Note 2)	2,334
Reports to shareholders	8,125
Directors’ fees and expenses	17,182
Registration and filing fees	37
Miscellaneous	4,337
Total expenses		435,546
Expenses paid indirectly (Note 5)		(134)
Net expenses		435,412
Net investment income		336,935

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions		110,129
Foreign currency transactions		(1,834)
Net decrease in unrealized appreciation on investments and foreign currency transactions		(23,996,911)
Net realized and unrealized loss on investments and foreign currency		(23,888,616)
Net decrease in net assets resulting from operations		$(23,551,681)
*Net of foreign taxes withheld as follows		$2,410

See Notes to Financial Statements

11

DAVIS FINANCIAL PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
OPERATIONS:
Net investment income	$336,935	$1,375,215
Net realized gain from investments and foreign currency transactions	108,295	10,447,106
Net decrease in unrealized appreciation on investments and foreign currency transactions	(23,996,911)	(19,591,174)
Net decrease in net assets resulting from operations	(23,551,681)	(7,768,853)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,377,873)
Realized gains from investment transactions	–	(6,877,870)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(5,503,190)	(23,057,164)

Total decrease in net assets	(29,054,871)	(39,081,760)

NET ASSETS:
Beginning of period	116,725,300	155,807,060

End of period*	$87,670,429	$116,725,300

*Including undistributed net investment income of	$336,935	$–

See Notes to Financial Statements

12

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.  VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

A.	VALUATION OF SECURITIES – (Continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted prices	$84,454,943
Level 2 – Other Significant Observable Inputs	3,344,600
Level 3 – Significant Unobservable Inputs	–
Total	$87,799,543

B.   MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

14

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

E.   FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

15

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2008 amounted to $2,334. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2008 were $6,544,895 and $12,801,482, respectively.

NOTE 4 - CAPITAL STOCK

At June 30, 2008, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended	Year ended
	June 30, 2008	December 31,
	(Unaudited)	2007
Shares sold	863,840	950,667
Shares issued in reinvestment of distributions	–	555,626
	863,840	1,506,293
Shares redeemed	(1,306,404)	(2,886,560)
Net decrease	(442,564)	(1,380,267)

Proceeds from shares sold	$11,300,906	$15,342,280
Proceeds from shares issued in reinvestment of distributions	–	8,255,743
	11,300,906	23,598,023
Cost of shares redeemed	(16,804,096)	(46,655,187)
Net decrease	$(5,503,190)	$(23,057,164)

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $134 during the six months ended June 30, 2008.

16

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended June 30, 2008.

NOTE 7 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in the Fund amounted to $1,405,600 or 1.60% of the Fund’s net assets as of June 30, 2008. Information concerning illiquid securities is as follows:

Security	Acquisition Date	Shares	Cost per Share	Valuation per Share as of June 30, 2008

Oaktree Capital Group, LLC, Class A	05/21/07	50,200	$32.80	$28.0000

17

DAVIS FINANCIAL PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2008	Year ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$14.27	$16.29	$13.83	$12.82	$11.66	$8.85

Income (Loss) from Investment
Operations:
Net Investment Income	0.04	0.17	0.09	0.07	0.04	0.04
Net Realized and Unrealized Gains
(Losses)	(2.98)	(1.12)	2.47	1.00	1.16	2.81
Total from Investment
Operations	(2.94)	(0.95)	2.56	1.07	1.20	2.85

Dividends and Distributions:
Dividends from Net Investment
Income	–	(0.17)	(0.09)	(0.06)	(0.04)	(0.04)
Distributions from Realized Gains	–	(0.90)	(0.01)	–	–	–
Total Dividends and
Distributions	–	(1.07)	(0.10)	(0.06)	(0.04)	(0.04)

Net Asset Value, End of Period	$11.33	$14.27	$16.29	$13.83	$12.82	$11.66

Total Return[1]	(20.60)%	(6.05)%	18.50%	8.38%	10.32%	32.15%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$87,670	$116,725	$155,807	$124,060	$109,274	$71,179
Ratio of Expenses to Average
Net Assets:
Gross	0.87%*	0.85%	0.84%	0.85%	0.85%	0.90%
Net[3]	0.86%*	0.85%	0.84%	0.85%	0.85%	0.90%
Ratio of Net Investment Income
to Average Net Assets	0.67%*	0.97%	0.66%	0.52%	0.40%	0.48%
Portfolio Turnover Rate[2]	7%	17%	9%	21%	6%	10%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

18

DAVIS FINANCIAL PORTFOLIO

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

DAVIS FINANCIAL PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including the most recent investment performance data available), and their counsel provided guidance, prior to a separate contract review meeting held in March 2008 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of Davis Financial Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, its shareholder orientation, and integrity.

20

DAVIS FINANCIAL PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for the Fund and the profitability of the Fund to Davis Advisors. The Independent Directors reviewed the extent to which economies of scale might be realized as the Fund grew and whether the fixed fee schedule reflected those economies of scale for the benefit of the Fund’s shareholders. The Independent Directors discussed the fixed fee schedule applied to the Fund, and concluded that it was appropriate for the Fund.

The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

21

DAVIS FINANCIAL PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Davis Financial Portfolio

The Independent Directors noted that Davis Financial Portfolio under-performed its benchmark, the Standard & Poor’s 500® Index, while out-performing the average performance of its peer group over the 1-year, 3-year and 5-year periods.

The Independent Directors considered the total expense ratio for Davis Financial Portfolio, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors considered the fixed advisory fee schedule for Davis Financial Portfolio and noted that it is above the average of its peer group, but within the range of its peers. The Fund’s total expense ratio is above the average of its peer group, but within the range of its peers.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Financial Portfolio shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

22

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises, Inc. (energy project development).	13	Director, CH2M HILL (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

23

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M HILL (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

24

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

25

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

OFFICERS

Christopher C. Davis (born 7/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 8/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 3/4/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice president and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

26

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85756

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Financial Portfolio including management fee, charges and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Financial Portfolio) prospectus, which must precede or accompany this report. The Davis Variable Account Fund, Inc. Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

27

Management’s Discussion and Analysis	2

Fund Overview	5

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	19

Fund Information	20

Director Approval of Advisory Agreements	21

Directors and Officers	24

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis

Davis Real Estate Portfolio

Davis Real Estate Portfolio decreased by 8.05% on net asset value for the six-month period ended June 30, 20081. Over the same time period, the Dow Jones Wilshire Real Estate Securities Index2 (“Index”) decreased by 3.41%. Five of the seven sub-industries3 within the Index delivered negative returns, with industrial REITs, real estate management & development, and specialized REITs turning in the weakest performance. Diversified REITs and residential REITs delivered positive returns.

Key Contributors to Performance

The Portfolio’s residential REITs out-performed the corresponding sub-industry within the Index (up 5% versus up 4% for the Index). Essex Property4 and American Campus Communities were among the top contributors5 to performance.

Office REITs, representing the Portfolio’s largest holdings over the period (27% versus 16% for the Index), out-performed the corresponding sub-industry within the Index (down 2% versus down 3% for the Index). Digital Realty and Corporate Office Properties were among the top contributors to performance while Derwent London was among the top detractors.

Toll Brothers was the single most important contributor to the Portfolio’s performance. Other companies among the top contributors to the Portfolio’s performance included Cousins Properties and Cogdell Spencer. The Portfolio no longer owns Toll Brothers.

Key Detractors from Performance

Real estate management & development companies as a whole were the most important detractors from the Portfolio’s performance. The Portfolio’s real estate management & development companies under-performed the corresponding sub-industry within the Index (down 25% versus down 6% for the Index). A higher relative average weighting in this sub-industry (12% versus 2% for the Index) detracted from both absolute and relative performance. Forest City Enterprises and Minerva were among the top detractors from performance.

Ambac Financial Group was the single most important detractor from the Portfolio’s performance. Other companies among the top detractors from the Portfolio’s performance included Ventas, Gramercy Capital, Alexander & Baldwin, Regency Centers, and Kimco Realty. The Portfolio no longer owns Ambac Financial Group.

The Portfolio managers have identified a number of investment opportunities in foreign companies. The Portfolio ended the period with approximately 8% of its assets invested in foreign companies. As a group, the foreign companies owned by the Portfolio under-performed the Index over the period.

2

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Real Estate Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small- and medium-capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1    Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The annualized operating expense ratio for the six-months ended June 30, 2008 was 0.95%. The following table lists the average annual total returns for the periods ended June 30, 2008.

			PORTFOLIO'S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Real Estate Portfolio	(18.16)%	13.55%	11.43%
Dow Jones Wilshire Real Estate Securities Index	(15.42)%	14.87%	13.21%
Standard & Poor’s 500® Index	(13.12)%	7.58%	0.82%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. The annualized operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

3

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.  The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

II. The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

3   The companies included in the Dow Jones Wilshire Real Estate Securities Index are divided into seven sub-industries.

4   This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

5   A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS REAL ESTATE PORTFOLIO

FUND OVERVIEW

At June 30, 2008 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Dow Jones Wilshire Real Estate Securities Index
Common Stock (U.S.)	85.95%
Common Stock (Foreign)	7.71%		Fund
Convertible Bonds	4.47%	Office REITs	29.42%	16.25%
Preferred Stock	0.22%	Retail REITs	15.02%	27.61%
Short Term Investments	1.14%	Residential REITs	11.55%	15.39%
Other Assets & Liabilities	0.51%	Real Estate Management & Development	11.46%	1.49%
	100.00%	Specialized REITs	11.36%	21.29%
		Industrial REITs	11.06%	9.82%
		Diversified REITs	6.94%	8.15%
		Transportation	3.19%	–
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Alexandria Real Estate Equities, Inc.	Office REITs	8.47%
Forest City Enterprises, Inc., Class A	Real Estate Management & Development	7.70%
Ventas, Inc.	Specialized REITs	7.51%
Digital Realty Trust, Inc.	Office REITs	7.24%
General Growth Properties, Inc.	Retail REITs	5.34%
Boston Properties, Inc.	Office REITs	5.11%
Cousins Properties, Inc.	Diversified REITs	5.04%
Corporate Office Properties Trust	Office REITs	4.66%
American Campus Communities, Inc.	Residential REITs	4.48%
ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 04/01/37	Industrial REITs	4.25%

5

DAVIS REAL ESTATE PORTFOLIO

EXPENSE EXAMPLE (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 01/01/08 to 06/30/08. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/08)	(06/30/08)	(01/01/08-06/30/08)
Davis Real Estate Portfolio
Actual	$1,000.00	$919.54	$4.53
Hypothetical	$1,000.00	$1,020.14	$4.77

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.95%**), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

6

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (93.66%)
FINANCIALS - (90.52%)
Real Estate – (90.52%)
Real Estate Investment Trusts (REITs) – (79.25%)
	Diversified REITs – (6.83%)
82,500	Cousins Properties, Inc.	$1,905,750
58,200	Gramercy Capital Corp.	674,538

		2,580,288

	Industrial REITs – (6.63%)
16,500	AMB Property Corp.	831,270
71,200	Brixton PLC (United Kingdom)	341,076
92,500	DCT Industrial Trust Inc.	765,900
37,300	First Potomac Realty Trust	568,452

		2,506,698

	Office REITs – (28.72%)
32,900	Alexandria Real Estate Equities, Inc.	3,202,486
21,400	Boston Properties, Inc.	1,930,708
51,300	Corporate Office Properties Trust	1,761,129
61,000	Derwent London PLC (United Kingdom)	1,224,748
66,900	Digital Realty Trust, Inc.	2,736,879

		10,855,950

	Residential REITs – (11.13%)
60,900	American Campus Communities, Inc.	1,695,456
11,100	AvalonBay Communities Inc.	989,676
14,300	Essex Property Trust, Inc.	1,522,950

		4,208,082

	Retail REITs – (14.77%)
9,300	Federal Realty Investment Trust	641,700
57,642	General Growth Properties, Inc.	2,019,200
22,704	Kimco Realty Corp.	783,742
11,600	Regency Centers Corp.	685,792
29,900	Taubman Centers, Inc.	1,454,635

		5,585,069

	Specialized REITs – (11.17%)
86,383	Cogdell Spencer, Inc., Private Placement (a)	1,382,672
66,700	Ventas, Inc.	2,839,419

		4,222,091

		29,958,178

7

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2008 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK - (CONTINUED)
FINANCIALS - (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (11.27%)
90,400	Forest City Enterprises, Inc., Class A	$2,912,688
239,190	Minerva PLC * (United Kingdom)	418,068
19,500	Mitsubishi Estate Co., Ltd. (Japan)	446,249
22,700	Mitsui Fudosan Co., Ltd. (Japan)	485,276

		4,262,281

	TOTAL FINANCIALS	34,220,459

INDUSTRIALS - (3.14%)
Transportation – (3.14%)
15,100	Alexander & Baldwin, Inc.	688,334
4,990	Burlington Northern Santa Fe Corp.	498,451

		1,186,785

	TOTAL INDUSTRIALS	1,186,785

	TOTAL COMMON STOCK - (Identified cost $39,496,088)	35,407,244

PREFERRED STOCK - (0.22%)
FINANCIALS - (0.22%)
Real Estate – (0.22%)
Real Estate Investment Trusts (REITs) – (0.22%)
	Residential REITs – (0.22%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	85,580

	TOTAL PREFERRED STOCK - (Identified cost $60,341)	85,580

CONVERTIBLE BONDS - (4.47%)
FINANCIALS - (4.47%)
Real Estate – (4.47%)
Real Estate Investment Trusts (REITs) – (4.47%)
	Industrial REITs – (4.25%)
$1,747,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 04/01/37 (b)	1,605,056

8

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
CONVERTIBLE BONDS - (CONTINUED)
FINANCIALS - (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Office REITs – (0.22%)
$104,000	SL Green Realty Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 03/30/27 (b)	$84,110

	TOTAL FINANCIALS	1,689,166

	TOTAL CONVERTIBLE BONDS - (Identified cost $1,828,130)	1,689,166

SHORT TERM INVESTMENTS - (1.14%)
147,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.80%, 07/01/08, dated 06/30/08, repurchase value of $147,011
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 3.15%-6.00%, 06/12/09-05/01/38, total market value $149,940)	147,000
147,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.45%, 07/01/08, dated 06/30/08, repurchase value of $147,010
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.50%, 05/01/35-06/01/38, total market value $149,940)	147,000
39,000	Lehman Brothers Inc. Joint Repurchase Agreement,
	2.20%, 07/01/08, dated 06/30/08, repurchase value of $39,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.00%, 06/01/22-06/01/38, total market value $39,780)	39,000
97,000	UBS Securities LLC Joint Repurchase Agreement,
	2.60%, 07/01/08, dated 06/30/08, repurchase value of $97,007
	(collateralized by : U.S. Government agency mortgages in a pooled cash account, 5.00%, 02/01/36, total market value $98,940)	97,000

	TOTAL SHORT TERM INVESTMENTS - (Identified cost $430,000)	430,000

	Total Investments - (99.49%) - (identified cost $41,814,559) - (c)	37,611,990
	Other Assets Less Liabilities - (0.51%)	192,376

	Net Assets - (100.00%)	$37,804,366

9

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2008 (Unaudited)

*	Non-Income producing security.

(a)	Illiquid & Restricted Security - See Note 7 of the Notes to Financial Statements.

(b)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $1,689,166, or 4.47% of the Fund's net assets, as of June 30, 2008.

(c)	Aggregate cost for Federal Income Tax purposes is $41,814,559. At June 30, 2008 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$1,696,829
Unrealized depreciation	(5,899,398)

Net unrealized depreciation	$(4,202,569)

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2008 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$37,611,990
Cash	2,384
Cash - foreign currencies**	3,553
Receivables:
Capital stock sold	4,286
Dividends and interest	190,248
Investment securities sold	202,478
Prepaid expenses	549
Total assets	38,015,488
LIABILITIES:
Payables:
Investment securities purchased	73,419
Capital stock redeemed	89,230
Accrued management fees	28,821
Other accrued expenses	19,652
Total liabilities	211,122
NET ASSETS	$37,804,366
SHARES OUTSTANDING	3,609,969
NET ASSET VALUE, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$10.47
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$3,610
Additional paid-in capital	41,294,964
Undistributed net investment income	487,897
Accumulated net realized gains from investments and foreign currency transactions	220,395
Net unrealized depreciation on investments and foreign currency transactions	(4,202,500)
Net Assets	$37,804,366

*Including:
Cost of investments	$41,814,559
**Cost of cash - foreign currencies	3,554

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$749,093
Interest		32,928
Total income		782,021

Expenses:
Management fees (Note 2)	$157,738
Custodian fees	10,720
Transfer agent fees	3,666
Audit fees	9,000
Legal fees	584
Accounting fees (Note 2)	2,334
Reports to shareholders	948
Directors’ fees and expenses	11,422
Registration and filing fees	13
Miscellaneous	4,226
Total expenses		200,651
Expenses paid indirectly (Note 5)		(45)
Net expenses		200,606
Net investment income		581,415

REALIZED & UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from:
Investment transactions		(147,551)
Foreign currency transactions		(178)
Net increase in unrealized depreciation on investments and foreign currency transactions		(4,120,455)
Net realized and unrealized loss on investments and foreign currency		(4,268,184)
Net decrease in net assets resulting from operations		$(3,686,769)
*Net of foreign taxes withheld as follows		$3,228

See Notes to Financial Statements

12

DAVIS REAL ESTATE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
OPERATIONS:
Net investment income	$581,415	$1,450,680
Net realized gain (loss) from investments and foreign currency transactions	(147,729)	13,885,008
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(4,120,455)	(26,189,367)
Net decrease in net assets resulting from operations	(3,686,769)	(10,853,679)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(244,568)	(2,429,289)
Realized gains from investment transactions	–	(15,952,803)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(7,812,257)	(10,954,364)

Total decrease in net assets	(11,743,594)	(40,190,135)

NET ASSETS:
Beginning of period	49,547,960	89,738,095

End of period*	$37,804,366	$49,547,960

*Including undistributed net investment income of	$487,897	$151,050

See Notes to Financial Statements

13

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.  VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

A.	VALUATION OF SECURITIES – (Continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted prices	$34,024,572
Level 2 – Other Significant Observable Inputs	3,587,418
Level 3 – Significant Unobservable Inputs	–
Total	$37,611,990

B.   MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

15

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

E.   FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

16

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2008 amounted to $2,334. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2008 were $8,032,111 and $14,075,682, respectively.

NOTE 4 - CAPITAL STOCK

At June 30, 2008, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended	Year ended
	June 30, 2008	December 31,
	(Unaudited)	2007
Shares sold	139,419	530,769
Shares issued in reinvestment of distributions	21,083	1,491,866
	160,502	2,022,635
Shares redeemed	(876,863)	(2,087,935)
Net decrease	(716,361)	(65,300)

Proceeds from shares sold	$1,581,764	$10,811,044
Proceeds from shares issued in reinvestment of distributions	244,568	18,382,092
	1,826,332	29,193,136
Cost of shares redeemed	(9,638,589)	(40,147,500)
Net decrease	$(7,812,257)	$(10,954,364)

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $45 during the six months ended June 30, 2008.

17

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2008 (Unaudited)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended June 30, 2008.

NOTE 7 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid and restricted securities in the Fund amounted to $1,382,672 or 3.66% of the Fund’s net assets as of June 30, 2008. Information concerning illiquid and restricted securities is as follows:

Security	Acquisition Date	Shares	Cost per Share	Valuation per Share as of June 30, 2008

Cogdell Spencer Inc., Private Placement	01/24/08	86,383	$15.95	$16.0063

18

DAVIS REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2008	Year ended December 31,
	(Unaudited)	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$11.45	$20.43	$17.33	$16.80	$13.47	$10.49

Income (Loss) from Investment
Operations:
Net Investment Income	0.17	0.42	0.34	0.30	0.34	0.44
Net Realized and Unrealized Gains
(Losses)	(1.08)	(3.40)	5.58	1.86	4.07	3.34
Total from Investment
Operations	(0.91)	(2.98)	5.92	2.16	4.41	3.78

Dividends and Distributions:
Dividends from Net
Investment Income	(0.07)	(0.64)	(0.60)	(0.54)	(0.48)	(0.55)
Distributions from Realized Gains	–	(5.36)	(2.22)	(1.09)	(0.60)	(0.25)
Total Dividends and
Distributions	(0.07)	(6.00)	(2.82)	(1.63)	(1.08)	(0.80)

Net Asset Value, End of Period	$10.47	$11.45	$20.43	$17.33	$16.80	$13.47

Total Return[1]	(8.05)%	(15.48)%	34.37%	13.14%	33.35%	36.79%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$37,804	$49,548	$89,738	$64,556	$58,279	$35,663
Ratio of Expenses to Average
Net Assets:
Gross	0.95%*	0.88%	0.86%	0.87%	0.89%	0.98%
Net[3]	0.95%*	0.87%	0.86%	0.87%	0.89%	0.98%
Ratio of Net Investment Income
to Average Net Assets	2.76%*	1.92%	1.63%	1.71%	2.30%	3.74%
Portfolio Turnover Rate[2]	19%	49%	38%	28%	32%	22%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

19

DAVIS REAL ESTATE PORTFOLIO

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

DAVIS REAL ESTATE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including the most recent investment performance data available), and their counsel provided guidance, prior to a separate contract review meeting held in March 2008 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of Davis Real Estate Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, its shareholder orientation, and integrity.

21

DAVIS REAL ESTATE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for the Fund and the profitability of the Fund to Davis Advisors. The Independent Directors reviewed the extent to which economies of scale might be realized as the Fund grew and whether the fixed fee schedule reflected those economies of scale for the benefit of the Fund’s shareholders. The Independent Directors discussed the fixed fee schedule applied to the Fund, and concluded that it was appropriate for the Fund.

The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

22

DAVIS REAL ESTATE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Davis Real Estate Portfolio

The Independent Directors noted that Davis Real Estate Portfolio trailed its benchmark, the Dow Jones Wilshire Real Estate Securities Index, over the 3-year and 5-year periods and slightly exceeded over the 1-year period while essentially matching the average performance of its peer group over all three time periods.

The Independent Directors considered the total expense ratio for Davis Real Estate Portfolio, noting that it was reasonable and competitive with the range of average expense ratios of its peer group. The Independent Directors considered the fixed advisory fee schedule for Davis Real Estate Portfolio and noted that it is below the average of its peer group and within the range of its peers. The Fund’s total expense ratio is below the average of its peer group and within the range of its peers.

The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Davis Real Estate Portfolio shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

23

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises, Inc. (energy project development).	13	Director, CH2M HILL (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

24

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M HILL (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

25

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

26

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

OFFICERS

Christopher C. Davis (born 7/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 8/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 3/4/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice president and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

27

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85756

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio including management fee, charges and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Real Estate Portfolio) prospectus, which must precede or accompany this report. The Davis Variable Account Fund, Inc. Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

28

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 18, 2008

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: August 18, 2008